CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Accounts receivable, allowance for doubtful accounts | ¥	¥ 13,996	¥ 13,798
Financing receivables, allowance for doubtful accounts | ¥	¥ 4,139	¥ 0
Ordinary shares, share authorized	10,000,000,000	10,000,000,000
Class A ordinary shares
Ordinary shares, shares issued	605,167,551	525,306,440
Ordinary shares, shares outstanding	579,363,859	504,704,716
Class B ordinary shares
Ordinary shares, shares issued	206,100,000	206,100,000
Ordinary shares, shares outstanding	206,100,000	206,100,000